SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations and Credit Risk (Details)	6 Months Ended
	Mar. 31, 2025 USD ($) customer item	Mar. 31, 2024 item customer	Mar. 31, 2023 item customer	Mar. 31, 2025 CNY (¥) customer item	Mar. 31, 2025 HKD ($) customer item	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 HKD ($)
Concentration Risk
Cash and cash equivalents, certificates of deposit and restricted cash were on deposit at financial institutions not subject to insured	$ 8,981,076					$ 6,902,275
Cash and cash equivalents deposited in financial institutions	733,672					1,058,635
Cash and cash equivalents deposited in financial institutions annual limit	65,000				$ 500,000	65,000		$ 500,000
Cash deposited in FI insured by FDIC	$ 981,801					$ 1,856,344
Cash equivalents and restricted cash protection | ¥				¥ 500,000			¥ 500,000
Customer | Revenue
Concentration Risk
Number of customers | customer	2	2	2	2	2
Customer | Purchases
Concentration Risk
Number of vendors | item	2	2	0	2	2
Customer | Accounts Receivable
Concentration Risk
Number of customers | customer	2	2		2	2
Number of vendors | item	1	0		1	1
Customer | Customer One | Revenue
Concentration Risk
Concentration risk (in percent)	16.00%	16.00%	16.00%
Customer | Customer One | Accounts Receivable
Concentration Risk
Concentration risk (in percent)	35.00%	58.00%
Customer | Customer Two | Revenue
Concentration Risk
Concentration risk (in percent)	11.00%	14.00%	15.00%
Customer | Customer Four | Accounts Receivable
Concentration Risk
Concentration risk (in percent)	32.00%	15.00%
Supplier | Supplier One | Purchases
Concentration Risk
Concentration risk (in percent)	16.00%	13.00%	10.00%
Supplier | Supplier One | Accounts Payable
Concentration Risk
Percentage of accounts payable outstanding from transaction with supplier	47.00%	10.00%
Supplier | Supplier Two | Purchases
Concentration Risk
Concentration risk (in percent)	10.00%	13.00%